The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

August 4, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds

Post-Effective Amendment No. 108

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Equity Funds Prospectus; (ii) Global Tactical Asset Allocation Fund Prospectus; (iii) Equity Index Funds Prospectus; (iv) Fixed Income Funds Prospectus; (v) Tax-Exempt Fixed Income Funds Prospectus; (vi) Money Market Funds Prospectus; (vii) Investors Variable NAV Money Market Funds Prospectus; (viii) Northern Funds Statement of Additional Information; (ix) Global Tactical Asset Allocation Fund Statement of Additional Information; (x) Equity Index Funds Statement of Additional Information; and (xi) Investors Variable NAV Money Market Funds Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 108 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 108 to the Trust’s registration statement was filed with the Commission via EDGAR on July 24, 2015 (Accession No. 0001193125-15-262844) with an effective date of July 31, 2015.

Please do not hesitate to contact the undersigned at (312) 557-3948 if you have any questions.

Very truly yours,

/s/ Owen T. Meacham
Owen T. Meacham, Esq. Assistant Secretary

cc:	Craig R. Carberry, Esq.

Diana E. McCarthy, Esq.